Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment
Summary of Significant Revenue and Expense

	Three Months Ended March 31,
	2026	2025
Revenue	$20,325	$110,704
Cost of revenue	39,924	45,542
Gross margin	(19,599)	65,162
Operating expenses:
Selling, general and administrative	3,004,879	255,281
Research and development	1,486,082	522,198
Total operating expenses	4,490,961	777,479
Other income	51,725	18,340
Loss before income taxes	(4,458,835)	(693,977)
Income tax expense	—	—
Segment net loss	$(4,458,835)	$(693,977)

The table below summarizes the significant revenue and expense categories regularly reviewed by the CODM:

	Years Ended December 31,
	2025	2024
Revenue	$309,920	$329,410
Cost of revenue	182,163	187,848
Gross margin	127,757	141,562
Operating expenses:
Professional fees and consultants	4,237,050	1,097,942
Research and development	276,375	118,036
General and administrative	699,576	164,109
Sales and marketing	30,863	206
Total operating expenses	5,243,864	1,380,293
Change in fair value of SAFE liability	3,493,431	829,700
Other income	(80,275)	(524)
Loss before income taxes	(8,529,263)	(2,067,907)
Income tax expense	—	(1,735)
Segment net loss	$(8,529,263)	$(2,069,642)